Segment Reporting and Foreign Operations (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting and Foreign Operations [Abstract]
Income from operations of reportable segments	$ 2,251	$ 3,098	$ 8,924	$ 10,489	$ 14,927	$ 19,329
Unallocated operating expenses	(16,845)	(7,240)	(34,105)	(22,761)	(38,650)	(30,741)
Interest expense	(694)	(639)	(2,721)	(1,037)	(1,743)	(448)
Other income (expense)	656	61	799	108	(1,279)	151
Loss from discontinued operations	(9)		(26)		(758)	(20)
Consolidated net loss before income taxes	$ (14,641)	$ (4,720)	$ (27,129)	$ (13,201)	$ (27,503)	$ (11,729)